Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:	$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%	May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%	March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%	September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%	February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%	February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%	March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%	November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$66,140,629.46	0.2113119	$42,140,887.31	0.1346354	$23,999,742.14
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$549,140,629.46	0.5491406	$525,140,887.31	0.5251409	$23,999,742.14

Weighted Avg. Coupon (WAC)	4.51%		4.51%
Weighted Avg. Remaining Maturity (WARM)	44.06		43.14
Pool Receivables Balance	$594,772,867.67		$569,616,406.94
Remaining Number of Receivables	45,467		44,572

Adjusted Pool Balance	$569,342,988.86		$545,343,246.72

III. COLLECTIONS

Principal:
Principal Collections	$24,227,746.67
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$458,691.10
Total Principal Collections	$24,686,437.77

Interest:
Interest Collections	$2,234,638.01
Late Fees & Other Charges	$41,747.37
Interest on Repurchase Principal	$-
Total Interest Collections	$2,276,385.38

Collection Account Interest	$2,648.86
Reserve Account Interest	$627.88
Servicer Advances	$-

Total Collections	$26,966,099.89

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$26,966,099.89
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$32,016,689.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$495,644.06		$495,644.06	$495,644.06
Collection Account Interest					$2,648.86
Late Fees & Other Charges					$41,747.37
Total due to Servicer					$540,040.29

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$32,519.14		$32,519.14
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$423,904.56		$423,904.56	$423,904.56

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$25,777,674.12

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$23,999,742.14

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$23,999,742.14
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$23,999,742.14		$23,999,742.14
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,999,742.14		$23,999,742.14

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,777,931.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$25,429,878.81
Beginning Period Amount	$25,429,878.81
Current Period Amortization	$1,156,718.59
Ending Period Required Amount	$24,273,160.22
Ending Period Amount	$24,273,160.22
Next Distribution Date Amount	$23,144,739.48

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/12
Transaction Month	17
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	3.55%	3.70%	3.70%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.64%	43,966	98.36%	$560,270,968.18
30 - 60 Days	1.07%	479	1.29%	$7,335,441.31
61 - 90 Days	0.23%	103	0.30%	$1,693,804.35
91 + Days	0.05%	24	0.06%	$316,193.10
		44,572		$569,616,406.94
Total
Delinquent Receivables 61 + days past due	0.28%	127	0.35%	$2,009,997.45
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	122	0.31%	$1,859,192.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	129	0.30%	$1,862,823.25
Three-Month Average Delinquency Ratio	0.28%		0.32%

Repossession in Current Period		38		$631,595.39
Repossession Inventory		61		$528,217.89

Charge-Offs
Gross Principal of Charge-Off for Current Period				$928,714.06
Recoveries				$(458,691.10)
Net Charge-offs for Current Period				$470,022.96

Beginning Pool Balance for Current Period				$594,772,867.67

Net Loss Ratio				0.95%
Net Loss Ratio for 1st Preceding Collection Period				0.46%
Net Loss Ratio for 2nd Preceding Collection Period				0.66%
Three-Month Average Net Loss Ratio for Current Period				0.69%

Cumulative Net Losses for All Periods				$4,732,332.26
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$2,652,764.76
Number of Extensions				156

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